Quarterly Holdings Report
for
Fidelity Advisor® Global Real Estate Fund
April 30, 2023
AGRE-NPRT3-0623
1.9879814.106
Common Stocks - 98.7%
	Shares	Value ($)
Australia - 4.5%
Arena (REIT) unit	23,008	57,196
Charter Hall Retail REIT	23,023	59,264
National Storage REIT unit	36,933	61,515
Scentre Group unit	28,690	55,059
TOTAL AUSTRALIA		233,034
Canada - 4.1%
Boardwalk (REIT)	2,400	102,742
Dream Industrial (REIT)	10,245	112,216
TOTAL CANADA		214,958
France - 2.5%
ARGAN SA	723	56,405
Covivio	810	45,966
Covivio rights (a)(b)	810	3,347
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	491	26,262
TOTAL FRANCE		131,980
Germany - 1.9%
Vonovia SE	4,424	95,950
Hong Kong - 1.5%
Hysan Development Co. Ltd.	9,847	27,828
Link (REIT)	7,573	49,534
TOTAL HONG KONG		77,362
Ireland - 0.7%
Dalata Hotel Group PLC (a)	7,083	35,551
Japan - 6.5%
Advance Residence Investment Corp.	14	36,324
Kenedix Residential Investment Corp.	37	58,048
LaSalle Logiport REIT	60	71,280
Mitsubishi Estate Co. Ltd.	9,816	120,975
Mitsui Fudosan Logistics Park, Inc.	14	52,606
TOTAL JAPAN		339,233
Singapore - 4.7%
CapitaMall Trust	62,922	96,078
CDL Hospitality Trusts unit	20,744	19,677
Mapletree Pan Asia Commercial Trust	10,930	14,478
UOL Group Ltd.	21,492	112,121
TOTAL SINGAPORE		242,354
Spain - 1.1%
Lar Espana Real Estate Socimi SA	2,107	11,910
Merlin Properties Socimi SA	5,204	45,932
TOTAL SPAIN		57,842
Sweden - 1.1%
Catena AB	1,441	55,167
United Kingdom - 5.9%
Assura PLC	84,351	53,958
Grainger Trust PLC	34,121	110,892
Helical PLC	3,483	13,132
Segro PLC	5,242	54,996
Shaftesbury Capital PLC	24,928	36,905
Unite Group PLC	3,186	38,398
TOTAL UNITED KINGDOM		308,281
United States of America - 64.2%
American Homes 4 Rent Class A	2,707	90,035
Apartment Income (REIT) Corp.	1,749	64,678
Crown Castle International Corp.	862	106,104
CubeSmart	2,888	131,375
DiamondRock Hospitality Co.	6,501	52,723
Digital Realty Trust, Inc.	1,832	181,643
Elme Communities (SBI)	2,095	36,097
Equinix, Inc.	407	294,701
Equity Lifestyle Properties, Inc.	1,870	128,843
Extra Space Storage, Inc.	898	136,532
Flagship Communities (REIT)	3,995	65,918
Gaming & Leisure Properties	977	50,804
Host Hotels & Resorts, Inc.	5,869	94,902
Invitation Homes, Inc.	2,625	87,596
Kimco Realty Corp.	4,688	89,963
LXP Industrial Trust (REIT)	876	8,234
Mid-America Apartment Communities, Inc.	876	134,729
National Retail Properties, Inc.	2,408	104,748
Phillips Edison & Co., Inc.	1,480	46,679
Prologis (REIT), Inc.	3,839	480,832
Regency Centers Corp.	1,437	88,275
RLJ Lodging Trust	3,752	37,895
Ryman Hospitality Properties, Inc.	398	35,685
Spirit Realty Capital, Inc.	1,982	76,228
Sun Communities, Inc.	804	111,700
Tanger Factory Outlet Centers, Inc.	738	14,472
Terreno Realty Corp.	369	22,727
UDR, Inc.	3,773	155,938
Urban Edge Properties	2,091	30,675
Ventas, Inc.	3,903	187,539
Welltower, Inc.	2,302	182,364
TOTAL UNITED STATES OF AMERICA		3,330,634
TOTAL COMMON STOCKS (Cost $4,541,605)		5,122,346

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (c) (Cost $83,312)	83,295	83,312

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $4,624,917)	5,205,658
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(17,731)
NET ASSETS - 100.0%	5,187,927

Legend

(a)	Non-income producing
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	80,792	3,894,685	3,892,165	2,335	-	-	83,312	0.0%
Total	80,792	3,894,685	3,892,165	2,335	-	-	83,312

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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